Note 7 - Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Current Liabilities [Table Text Block]
	2016	2015
Accrued warranty	$125	$94
Deferred revenue and customer deposits	74	173
Other	48	74
Total other current liabilities	$247	$341